Document	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Entity File Number	1-13395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2010790
Entity Address, Address Line One	4401 Colwick Road
Entity Address, City or Town	Charlotte,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	566-2400
Pre-commencement Issuer Tender Offer	false
Trading Symbol	SAH
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001043509
Entity Registrant Name	SONIC AUTOMOTIVE, INC.